Statement of Stockholders' Equity (Deficiency) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Development Stage [Member]
Balance at May. 10, 2011
Balance, shares at May. 10, 2011
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001) on May 11, 2011	9,000	900	8,100
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001) on May 11, 2011, shares	9,000,000	9,000,000
Net Loss	(3,600)			(3,600)
Balance at May. 31, 2011	5,400	900	8,100	(3,600)
Balance, shares at May. 31, 2011	9,000,000	9,000,000
Common shares issued for cash at $0.01 per share (par value $0.0001) on May 1, 2012	3,500	35	3,465
Common shares issued for cash at $0.01 per share (par value $0.0001) on May 1, 2012, shares		350,000
Net Loss	(10,484)			(10,484)
Balance at May. 31, 2012	$ (1,584)	$ 935	$ 11,565	$ (14,084)
Balance, shares at May. 31, 2012	9,350,000	9,350,000